Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill, Impairment Loss	$ 0	$ 0	$ 9,288
Geographic Farming, LLC
Goodwill, Impairment Loss			1,460
Trucker Path
Goodwill, Impairment Loss			$ 7,828